UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07909

        Credit Suisse Small Cap Growth Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse Small Cap Growth Fund Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (91.5%)
Agriculture (1.0%)
Delta and Pine Land Co.§	32,100	$755,634

Banks (1.6%)
Boston Private Financial Holdings, Inc.§	27,600	842,904
UCBH Holdings, Inc.§	22,400	388,640

		1,231,544

Biotechnology (1.8%)
LifeCell Corp.*§	35,100	761,670
Martek Biosciences Corp.*§	20,600	593,280

		1,354,950

Chemicals (1.5%)
Airgas, Inc.	28,900	1,120,742

Commercial Services & Supplies (2.5%)
Kforce, Inc.*§	64,800	842,400
Universal Technical Institute, Inc.*§	27,800	1,016,090

		1,858,490

Communications Equipment (3.4%)
Kanbay International, Inc.*§	45,800	772,188
Sonus Networks, Inc.*§	121,800	570,024
Symmetricom, Inc.*§	121,000	1,196,690

		2,538,902

Computers & Peripherals (1.4%)
Mercury Computer Systems, Inc.*	54,000	1,045,440

Distribution & Wholesale (1.6%)
Beacon Roofing Supply, Inc.*§	35,900	1,192,239

Diversified Financials (4.0%)
Affiliated Managers Group, Inc.*§	15,650	1,452,320
National Financial Partners Corp.§	14,600	781,246
Texas Capital Bancshares, Inc.*§	35,800	785,810

		3,019,376

Electronic Equipment & Instruments (0.5%)
FLIR Systems, Inc.*§	15,800	374,460

Energy Equipment & Services (2.2%)
Hornbeck Offshore Services, Inc.*§	19,300	767,754
Newpark Resources, Inc.*§	95,400	867,186

		1,634,940

Food Products (1.0%)
Peet’s Coffee & Tea, Inc.*§	24,800	764,336

	Number of
	Shares	Value

Healthcare Equipment & Supplies (2.9%)
Haemonetics Corp.*§	20,200	$1,050,400
Immucor, Inc.*	37,000	1,111,850
IntraLase Corp.*	2,500	49,625

		2,211,875

Healthcare Providers & Services (10.8%)
Advisory Board Co.*	22,400	1,119,552
Centene Corp.*	31,000	814,990
Gentiva Health Services, Inc.*	40,900	776,691
Lifeline Systems, Inc.*§	21,200	996,400
LifePoint Hospitals, Inc.*§	18,500	570,725
Matria Healthcare, Inc.*§	14,000	597,380
PSS World Medical, Inc.*§	46,200	820,050
Psychiatric Solutions, Inc.*§	25,800	851,142
Sunrise Senior Living, Inc.*§	23,200	843,320
United Surgical Partners International, Inc.*§	19,600	759,696

		8,149,946

Hotels, Restaurants & Leisure (5.0%)
Aztar Corp.*§	23,200	715,952
Carmike Cinemas, Inc.§	25,900	593,369
Great Wolf Resorts, Inc.*§	58,700	608,719
Orient-Express Hotels, Ltd. Class A§	29,000	936,120
Shuffle Master, Inc.*§	34,700	881,380

		3,735,540

Internet & Catalog Retail (0.1%)
Alloy, Inc.*§	20,438	57,431

Internet Software & Services (9.3%)
Allscripts Heathcare Solutions, Inc.*	10,500	184,905
Chordiant Software, Inc.*	208,900	637,145
CNET Networks, Inc.*§	61,200	919,224
Digitas, Inc.*	61,500	805,035
Jupitermedia Corp.*§	56,800	919,592
MatrixOne, Inc.*§	131,500	656,185
Openwave Systems, Inc.*	69,066	1,489,063
Opsware, Inc.*§	191,900	1,404,708

		7,015,857

IT Consulting & Services (2.5%)
CACI International, Inc. Class A*§	12,400	708,040
Redback Networks, Inc.*§	33,300	561,105
TNS, Inc.*§	29,800	612,092

		1,881,237

Leisure Equipment & Products (1.5%)
RC2 Corp.*§	32,300	1,126,301

Machinery (1.5%)
Kennametal, Inc.§	19,600	1,146,600

Media (1.7%)
Lions Gate Entertainment Corp.*§	143,700	1,278,930

	Number of
	Shares	Value

Oil & Gas (5.9%)
Comstock Resources, Inc.*§	28,100	$899,200
Denbury Resources, Inc.*	42,600	1,268,202
Houston Exploration Co.*§	6,300	391,167
KCS Energy, Inc.*§	14,200	412,226
W&T Offshore, Inc.§	36,500	1,457,080

		4,427,875

Pharmaceuticals (4.3%)
Adolor Corp.*§	25,400	388,620
Angiotech Pharmaceuticals, Inc.*§	13,800	173,604
DOV Pharmaceutical, Inc.*§	24,500	378,280
Durect Corp.*§	69,800	311,308
Medicines Co.*§	42,800	823,900
Nektar Therapeutics*§	3,900	77,220
Taro Pharmaceutical Industries, Ltd.*	70,400	1,046,144

		3,199,076

Real Estate (1.9%)
Brookdale Senior Living, Inc.§	2,200	74,250
HouseValues, Inc.*	82,900	1,391,891

		1,466,141

Semiconductor Equipment & Products (7.8%)
Adaptec, Inc.*§	63,700	346,528
FormFactor, Inc.*§	31,500	939,330
Integrated Device Technology, Inc.*§	95,100	1,320,939
Photronics, Inc.*§	84,800	1,529,792
Tessera Technologies, Inc.*§	54,400	1,756,032

		5,892,621

Software (8.0%)
Cognos, Inc.*§	28,000	1,066,800
Gravity Company, Ltd. ADR*§	29,500	216,235
Intellisync Corp.*	81,700	425,657
Open Solutions, Inc.*§	37,500	974,625
Take-Two Interactive Software, Inc.*§	79,600	1,262,456
THQ, Inc.*§	30,199	792,724
VeriFone Holdings, Inc.*§	34,300	875,336
Verint Systems, Inc.*	10,700	387,875

		6,001,708

Specialty Retail (5.0%)
Aaron Rents, Inc.§	31,700	762,385
Children’s Place Retail Stores, Inc.*§	14,600	639,334
Cost Plus, Inc.*§	33,200	649,060
Hot Topic, Inc.*§	68,700	986,532
PETCO Animal Supplies, Inc.*§	33,300	727,938

		3,765,249

Textiles & Apparel (0.8%)
dELiA*s, Inc.§	67,169	624,671

TOTAL COMMON STOCKS (Cost $59,701,915)		68,872,111

Rights (0.0%)
Textiles & Apparel (0.0%)
dELiA*s, Inc. expires 02/10/06*
(Cost $0)	4,309	7,713

	Number of
	Shares	Value

SHORT TERM INVESTMENTS (34.4%)
State Street Navigator Prime Fund§§	20,831,924	$20,831,924
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 2/01/06	$ 5,048	5,048,000

TOTAL SHORT TERM INVESTMENTS (Cost $25,879,924)		25,879,924

TOTAL INVESTMENTS AT VALUE (125.9%) (Cost $85,581,839)		94,759,748
LIABILITIES IN EXCESS OF OTHER ASSETS (-25.9%)		(19,503,321)

NET ASSETS (100.0%)		$75,256,427

INVESTMENT ABBREVIATION ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $85,581,839, $13,273,259, $(4,095,350) and $9,177,909, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Credit Suisse Small Cap Growth Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006